TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-10

Statements of Changes in Net Assets	C-19

Statements of Cash Flows	C-35

Financial Highlights	C-36

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8

Where to Go for More Information	F-32

The 2013 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2013 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life
Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate
Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I *	1,150,786	$11,562,779	$11,606,098
Diversified Bond	Diversified Bond Class I *	242,139	1,919,936	1,961,576
Floating Rate Income	Floating Rate Income Class I *	44,779	447,668	457,973
Floating Rate Loan	Floating Rate Loan Class I *	473,452	2,798,826	2,896,689
High Yield Bond	High Yield Bond Class I *	4,113,539	21,788,330	27,818,148
Inflation Managed	Inflation Managed Class I *	2,460,743	24,937,948	23,832,177
Inflation Protected	Inflation Protected Class I *	24,866	257,603	243,574
Managed Bond	Managed Bond Class I *	5,482,805	56,848,022	61,925,402
Short Duration Bond	Short Duration Bond Class I *	516,919	4,611,504	4,889,388
Emerging Markets Debt	Emerging Markets Debt Class I *	23,250	245,675	235,348
American Funds® Growth	American Funds Growth Class I *	674,203	3,943,393	8,203,831
American Funds Growth-Income	American Funds Growth-Income Class I *	772,216	5,830,905	10,739,885
Comstock	Comstock Class I *	702,426	4,590,083	7,828,270
Dividend Growth	Dividend Growth Class I *	685,579	5,383,324	9,045,905
Equity Index	Equity Index Class I *	1,562,812	27,216,203	63,213,780
Focused 30	Focused 30 Class I *	298,324	1,740,681	4,970,094
Growth	Growth Class I *	3,812,956	51,167,504	68,438,192
Large-Cap Growth	Large-Cap Growth Class I *	593,602	2,302,104	4,217,207
Large-Cap Value	Large-Cap Value Class I *	1,084,839	8,979,668	17,250,843
Long/Short Large-Cap	Long/Short Large-Cap Class I *	175,621	1,187,843	1,676,584
Main Street® Core	Main Street Core Class I *	3,005,716	48,439,298	77,562,956
Mid-Cap Equity	Mid-Cap Equity Class I *	1,249,768	11,909,303	16,930,905
Mid-Cap Growth	Mid-Cap Growth Class I *	861,101	3,826,502	8,198,843
Mid-Cap Value	Mid-Cap Value Class I *	269,067	2,843,853	3,518,903
Small-Cap Equity	Small-Cap Equity Class I *	137,601	1,548,945	2,173,923
Small-Cap Growth	Small-Cap Growth Class I *	742,868	5,098,683	9,652,074
Small-Cap Index	Small-Cap Index Class I *	907,495	7,265,870	15,579,215
Small-Cap Value	Small-Cap Value Class I *	471,196	4,321,001	7,090,242
Value Advantage	Value Advantage Class I *	12,190	129,432	142,378
Health Sciences	Health Sciences Class I *	534,954	4,980,259	12,015,986
Real Estate	Real Estate Class I *	441,254	3,812,954	7,325,386
Technology	Technology Class I *	345,797	1,102,641	1,780,062
Emerging Markets	Emerging Markets Class I *	1,055,996	6,062,455	16,803,898
International Large-Cap	International Large-Cap Class I *	1,586,856	7,934,748	12,644,207
International Small-Cap	International Small-Cap Class I *	131,656	658,907	1,069,476
International Value	International Value Class I *	3,041,954	28,902,625	35,915,799
Currency Strategies	Currency Strategies Class I *	4,772	49,349	48,934
Global Absolute Return	Global Absolute Return Class I *	11,741	115,426	115,826
Precious Metals	Precious Metals Class I *	20,353	91,940	89,551
American Funds Asset Allocation	American Funds Asset Allocation Class I *	501,835	7,763,084	9,559,936
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	56,308	632,425	718,697
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	256,361	3,227,369	3,926,645
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	211,288	2,666,191	3,467,739
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	4,097,921	40,343,293	44,709,144
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	5,473,899	53,298,269	62,047,599
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	15,678,212	150,318,278	182,644,565
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	10,320,451	97,757,430	123,528,188
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	4,052,850	37,882,431	49,071,697

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	269,183	2,976,210	3,284,038

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	19,425	325,534	358,977

See Notes to Financial Statements	See explanation of symbol on page G-2

G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	American Funds Insurance Series®
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	316	$9,181	$9,503
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	1,494	26,403	26,076
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	49	1,204	1,213
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 *	3,348	39,947	39,947

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,215,293	14,526,740	18,934,267

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	41,907	1,246,831	1,415,207
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	6,175	66,773	72,809

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation	First Trust/Dow Jones Dividend & Income Allocation	6,186	66,567	70,330

	Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Class 2	Franklin Rising Dividends Securities Class 2	27,250	685,258	752,632
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	296,683	1,764,868	2,236,987
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	34,928	764,031	797,762
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	40,453	766,047	752,434

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	53,377	816,546	995,490

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	81,402	2,505,259	2,582,069

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	23,894	304,135	294,131

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	23,244	479,220	537,396
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	707	21,155	22,255

	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	855	5,413	5,171
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	125,749	1,481,686	1,431,024

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S	5,142	145,727	157,095

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
ASSETS
Investments in mutual funds, at value	$11,606,098	$1,961,576	$457,973	$2,896,689	$27,818,148	$23,832,177	$243,574
Receivables:
Due from Pacific Life Insurance Company	-	1,423	-	-	207,716	39,098	21
Investments sold	430,277	74	47,203	108	-	-	8
Total Assets	12,036,375	1,963,073	505,176	2,896,797	28,025,864	23,871,275	243,603
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	427,668	-	47,220	362	-	-	-
Investments purchased	-	-	-	-	203,870	29,914	-
Total Liabilities	427,668	-	47,220	362	203,870	29,914	-
NET ASSETS	$11,608,707	$1,963,073	$457,956	$2,896,435	$27,821,994	$23,841,361	$243,603
Units Outstanding	761,759	156,958	45,171	293,722	632,839	656,381	24,394
Accumulation Unit Value	$15.24	$12.51	$10.14	$9.86	$43.96	$36.32	$9.99
Cost of Investments	$11,562,779	$1,919,936	$447,668	$2,798,826	$21,788,330	$24,937,948	$257,603

	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$61,925,402	$4,889,388	$235,348	$8,203,831	$10,739,885	$7,828,270	$9,045,905
Receivables:
Due from Pacific Life Insurance Company	31,853	-	-	4,773	3,896	1,621	-
Investments sold	-	23,221	8	286	565	2,596	10,002
Total Assets	61,957,255	4,912,609	235,356	8,208,890	10,744,346	7,832,487	9,055,907
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	18,384	19	-	-	-	4,852
Investments purchased	21,510	-	-	-	-	-	-
Total Liabilities	21,510	18,384	19	-	-	-	4,852
NET ASSETS	$61,935,745	$4,894,225	$235,337	$8,208,890	$10,744,346	$7,832,487	$9,051,055
Units Outstanding	1,551,193	443,908	23,222	467,343	663,178	503,064	548,398
Accumulation Unit Value	$39.93	$11.03	$10.13	$17.57	$16.20	$15.57	$16.50
Cost of Investments	$56,848,022	$4,611,504	$245,675	$3,943,393	$5,830,905	$4,590,083	$5,383,324

	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
ASSETS
Investments in mutual funds, at value	$63,213,780	$4,970,094	$68,438,192	$4,217,207	$17,250,843	$1,676,584	$77,562,956
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	790	-	-
Investments sold	685,478	1,337	26,489	25,714	5,744	60	54,584
Total Assets	63,899,258	4,971,431	68,464,681	4,242,921	17,257,377	1,676,644	77,617,540
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	677,708	79	17,605	20,859	-	757	48,691
Total Liabilities	677,708	79	17,605	20,859	-	757	48,691
NET ASSETS	$63,221,550	$4,971,352	$68,447,076	$4,222,062	$17,257,377	$1,675,887	$77,568,849
Units Outstanding	1,129,437	290,357	1,300,050	398,220	828,977	122,492	1,599,031
Accumulation Unit Value	$55.98	$17.12	$52.65	$10.60	$20.82	$13.68	$48.51
Cost of Investments	$27,216,203	$1,740,681	$51,167,504	$2,302,104	$8,979,668	$1,187,843	$48,439,298

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts

	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
ASSETS
Investments in mutual funds, at value	$16,930,905	$8,198,843	$3,518,903	$2,173,923	$9,652,074	$15,579,215	$7,090,242
Receivables:
Due from Pacific Life Insurance Company	430,512	882	-	-	2,019	109,692	1,648
Investments sold	-	1,926	696	1,037	-	-	680
Total Assets	17,361,417	8,201,651	3,519,599	2,174,960	9,654,093	15,688,907	7,092,570
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	1,163	1,307	-	-	-
Investments purchased	418,897	-	-	-	511	107,226	-
Total Liabilities	418,897	-	1,163	1,307	511	107,226	-
NET ASSETS	$16,942,520	$8,201,651	$3,518,436	$2,173,653	$9,653,582	$15,581,681	$7,092,570
Units Outstanding	557,139	619,568	160,813	95,166	539,359	606,957	212,234
Accumulation Unit Value	$30.41	$13.24	$21.88	$22.84	$17.90	$25.67	$33.42
Cost of Investments	$11,909,303	$3,826,502	$2,843,853	$1,548,945	$5,098,683	$7,265,870	$4,321,001

	Value Advantage	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$142,378	$12,015,986	$7,325,386	$1,780,062	$16,803,898	$12,644,207	$1,069,476
Receivables:
Due from Pacific Life Insurance Company	-	-	6,113	-	47,887	229,627	1,525
Investments sold	5	2,782	-	80	-	-	212
Total Assets	142,383	12,018,768	7,331,499	1,780,142	16,851,785	12,873,834	1,071,213
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	18	2,377	-	81	-	-	-
Investments purchased	-	-	3,377	-	43,013	218,077	-
Total Liabilities	18	2,377	3,377	81	43,013	218,077	-
NET ASSETS	$142,365	$12,016,391	$7,328,122	$1,780,061	$16,808,772	$12,655,757	$1,071,213
Units Outstanding	12,290	403,193	185,476	244,057	487,635	948,003	96,535
Accumulation Unit Value	$11.58	$29.80	$39.51	$7.29	$34.47	$13.35	$11.10
Cost of Investments	$129,432	$4,980,259	$3,812,954	$1,102,641	$6,062,455	$7,934,748	$658,907

	International Value	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
ASSETS
Investments in mutual funds, at value	$35,915,799	$48,934	$115,826	$89,551	$9,559,936	$718,697	$3,926,645
Receivables:
Due from Pacific Life Insurance Company	-	-	2	22,592	-	-	-
Investments sold	15,412	2	5	-	2,367	25	179
Total Assets	35,931,211	48,936	115,833	112,143	9,562,303	718,722	3,926,824
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8,682	4	-	-	2,849	63	412
Investments purchased	-	-	-	22,596	-	-	-
Total Liabilities	8,682	4	-	22,596	2,849	63	412
NET ASSETS	$35,922,529	$48,932	$115,833	$89,547	$9,559,454	$718,659	$3,926,412
Units Outstanding	1,876,566	4,847	11,926	20,735	485,400	49,082	240,931
Accumulation Unit Value	$19.14	$10.10	$9.71	$4.32	$19.69	$14.64	$16.30
Cost of Investments	$28,902,625	$49,349	$115,426	$91,940	$7,763,084	$632,425	$3,227,369

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II

ASSETS
Investments in mutual funds, at value	$3,467,739	$44,709,144	$62,047,599	$182,644,565	$123,528,188	$49,071,697	$3,284,038
Receivables:
Investments sold	132	4,123	7,610	290,973	6,751	1,767	472

Total Assets	3,467,871	44,713,267	62,055,209	182,935,538	123,534,939	49,073,464	3,284,510

LIABILITIES
Due to Pacific Life Insurance Company	268	9,803	15,416	313,858	22,145	7,908	679

Total Liabilities	268	9,803	15,416	313,858	22,145	7,908	679

NET ASSETS	$3,467,603	$44,703,464	$62,039,793	$182,621,680	$123,512,794	$49,065,556	$3,283,831

Units Outstanding	192,266	4,094,974	5,489,534	15,775,486	10,431,350	4,112,410	201,455

Accumulation Unit Value	$18.04	$10.92	$11.30	$11.58	$11.84	$11.93	$16.30

Cost of Investments	$2,666,191	$40,343,293	$53,298,269	$150,318,278	$97,757,430	$37,882,431	$2,976,210

	American Century VP Mid Cap Value Class II	American Funds IS Global Growth Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2

ASSETS
Investments in mutual funds, at value	$358,977	$9,503	$26,076	$1,213	$39,947	$18,934,267	$1,415,207
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	39,947	-

Investments sold	12	-	1	-	-	716	48

Total Assets	358,989	9,503	26,077	1,213	79,894	18,934,983	1,415,255

LIABILITIES
Due to Pacific Life Insurance Company	32	-	2	-	-	2,595	97

Investments purchased	-	-	-	-	39,947	-	-

Total Liabilities	32	-	2	-	39,947	2,595	97

NET ASSETS	$358,957	$9,503	$26,075	$1,213	$39,947	$18,932,388	$1,415,158

Units Outstanding	28,554	897	2,541	119	4,053	1,583,145	112,321

Accumulation Unit Value	$12.57	$10.59	$10.26	$10.17	$9.86	$11.96	$12.60

Cost of Investments	$325,534	$9,181	$26,403	$1,204	$39,947	$14,526,740	$1,246,831

	Fidelity VIP FundsManager 60% Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation	Franklin Rising Dividends Securities Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3

ASSETS
Investments in mutual funds, at value	$72,809	$70,330	$752,632	$2,236,987	$797,762	$752,434	$995,490
Receivables:
Investments sold	2	2	31	83	39	11,835	34

Total Assets	72,811	70,332	752,663	2,237,070	797,801	764,269	995,524

LIABILITIES
Due to Pacific Life Insurance Company	4	5	74	181	86	11,866	104

Total Liabilities	4	5	74	181	86	11,866	104

NET ASSETS	$72,807	$70,327	$752,589	$2,236,889	$797,715	$752,403	$995,420

Units Outstanding	6,089	6,102	60,032	179,389	64,389	75,384	61,263

Accumulation Unit Value	$11.96	$11.53	$12.54	$12.47	$12.39	$9.98	$16.25

Cost of Investments	$66,773	$66,567	$685,258	$1,764,868	$764,031	$766,047	$816,546

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Janus Aspen Series Balanced Service Shares	Lord Abbett Bond Debenture Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset- Advisor Class	Van Eck VIP Global Hard Assets Class S

ASSETS
Investments in mutual funds, at value	$2,582,069	$294,131	$537,396	$22,255	$5,171	$1,431,024	$157,095
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-	22,521

Investments sold	93	438	18	1	-	67,711	-

Total Assets	2,582,162	294,569	537,414	22,256	5,171	1,498,735	179,616

LIABILITIES
Due to Pacific Life Insurance Company	265	446	51	1	-	67,570	-

Investments purchased	-	-	-	-	-	-	22,526

Total Liabilities	265	446	51	1	-	67,570	22,526

NET ASSETS	$2,581,897	$294,123	$537,363	$22,255	$5,171	$1,431,165	$157,090

Units Outstanding	221,049	27,643	43,969	1,907	616	140,824	14,766

Accumulation Unit Value	$11.68	$10.64	$12.22	$11.67	$8.40	$10.16	$10.64

Cost of Investments	$2,505,259	$304,135	$479,220	$21,155	$5,413	$1,481,686	$145,727

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Cash	Diversified	Floating	Floating	High Yield	Inflation	Inflation
	Management	Bond	Rate Income (1)	Rate Loan	Bond	Managed	Protected

INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk fees	181,510	29,255	2,060	28,582	353,499	364,502	3,311

Net Investment Loss	(181,510)	(29,255)	(2,060)	(28,582)	(353,499)	(364,502)	(3,311)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	13,015	(47,538)	244	(72,122)	192,150	(159,852)	(3,654)

Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-

Realized Gain (Loss) on Investments	13,015	(47,538)	244	(72,122)	192,150	(159,852)	(3,654)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(13,045)	16,994	10,305	169,742	1,742,094	(2,589,476)	(25,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($181,540)	($59,799)	$8,489	$69,038	$1,580,745	($3,113,830)	($32,512)

	Managed	Short Duration	Emerging	American Funds	American Funds		Dividend
	Bond	Bond	Markets Debt	Growth	Growth-Income	Comstock	Growth

INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk fees	864,956	57,401	2,646	93,176	116,195	82,174	104,432

Net Investment Loss	(864,956)	(57,401)	(2,646)	(93,176)	(116,195)	(82,174)	(104,432)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	938,218	175	(6,889)	339,585	113,490	71,364	268,435

Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-

Realized Gain (Loss) on Investments	938,218	175	(6,889)	339,585	113,490	71,364	268,435

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,526,512)	19,334	(11,642)	1,608,696	2,550,266	1,866,887	1,918,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,453,250)	($37,892)	($21,177)	$1,855,105	$2,547,561	$1,856,077	$2,082,021

	Equity	Focused		Large-Cap	Large-Cap	Long/Short	Main Street
	Index	30	Growth	Growth	Value	Large-Cap	Core

INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk fees	744,316	56,561	787,139	55,645	198,767	17,288	905,117

Net Investment Loss	(744,316)	(56,561)	(787,139)	(55,645)	(198,767)	(17,288)	(905,117)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	3,509,784	265,839	434,191	349,929	356,465	19,657	2,284,465

Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-

Realized Gain on Investments	3,509,784	265,839	434,191	349,929	356,465	19,657	2,284,465

CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	12,877,190	1,047,350	18,258,759	1,043,830	4,030,945	384,269	17,738,837

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,642,658	$1,256,628	$17,905,811	$1,338,114	$4,188,643	$386,638	$19,118,185

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	186,421	93,894	30,690	18,223	109,670	170,810	78,692
Net Investment Loss	(186,421)	(93,894)	(30,690)	(18,223)	(109,670)	(170,810)	(78,692)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	330,238	409,555	(5,993)	30,087	228,673	267,067	19,680
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	330,238	409,555	(5,993)	30,087	228,673	267,067	19,680
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	4,267,809	1,711,232	627,548	414,553	2,293,393	4,117,284	1,704,339
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,411,626	$2,026,893	$590,865	$426,417	$2,412,396	$4,213,541	$1,645,327

	Value Advantage (2)	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	501	126,202	108,812	20,912	213,288	150,464	16,058
Net Investment Loss	(501)	(126,202)	(108,812)	(20,912)	(213,288)	(150,464)	(16,058)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	31	160,124	662,527	144,428	1,778,894	466,208	109,760
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain on Investments	31	160,124	662,527	144,428	1,778,894	466,208	109,760
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,946	4,169,243	(501,605)	201,815	(371,524)	1,569,764	209,795
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,476	$4,203,165	$52,110	$325,331	$1,194,082	$1,885,508	$303,497

	International Value	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	431,157	347	1,306	320	81,720	9,667	41,516
Net Investment Loss	(431,157)	(347)	(1,306)	(320)	(81,720)	(9,667)	(41,516)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(65,094)	(240)	(8,366)	(10,978)	8,432	9,748	2,733
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(65,094)	(240)	(8,366)	(10,978)	8,432	9,748	2,733
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,870,131	(450)	351	(1,914)	1,353,967	62,487	454,772
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,373,880	($1,037)	($9,321)	($13,212)	$1,280,679	$62,568	$415,989

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced- Risk Allocation Series II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$63,567
EXPENSES
Mortality and expense risk fees	40,993	598,748	804,320	2,262,700	1,484,307	584,169	71,845
Net Investment Loss	(40,993)	(598,748)	(804,320)	(2,262,700)	(1,484,307)	(584,169)	(8,278)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	40,801	573,813	884,635	1,939,461	1,342,109	652,853	256,218
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	120,650
Realized Gain on Investments	40,801	573,813	884,635	1,939,461	1,342,109	652,853	376,868
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	581,728	863,535	4,195,048	19,662,880	17,774,762	8,210,567	(445,827)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$581,536	$838,600	$4,275,363	$19,339,641	$17,632,564	$8,279,251	($77,237)

	American Century VP Mid Cap Value Class II (2)	American Funds IS Global Growth Fund Class 4 (2)	American Funds IS International Growth and Income Fund Class 4 (2)	American Funds IS New World Fund Class 4 (2)	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4 (2)	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2 (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$2,511	$98	$652	$14	$-	$191,693	$10,246
EXPENSES
Mortality and expense risk fees	2,250	13	27	2	-	227,749	8,406
Net Investment Income (Loss)	261	85	625	12	-	(36,056)	1,840
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2,484	(3)	-	-	-	209,961	1,696
Capital gain distributions from mutual fund investments (1)	62	-	405	-	-	759,869	359
Realized Gain (Loss) on Investments	2,546	(3)	405	-	-	969,830	2,055
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	33,443	322	(328)	8	-	1,330,293	168,375
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,250	$404	$702	$20	$-	$2,264,067	$172,270

	Fidelity VIP FundsManager 60% Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation	Franklin Rising Dividends Securities Class 2 (2)	Franklin Templeton VIP Founding Funds Allocation Class 4	Mutual Global Discovery Securities Class 2 (2)	Templeton Global Bond Securities Class 2 (2)	GE Investments Total Return Class 3
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$706	$541	$7,005	$192,162	$7,878	$18,402	$12,220
EXPENSES
Mortality and expense risk fees	716	620	4,331	23,756	3,965	4,956	11,905
Net Investment Income (Loss)	(10)	(79)	2,674	168,406	3,913	13,446	315
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	454	31	1,717	1,455	(3,513)	(4,565)	2,835
Capital gain distributions from mutual fund investments (1)	2,349	985	-	318,209	32,741	4,752	46,887
Realized Gain on Investments	2,803	1,016	1,717	319,664	29,228	187	49,722
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,469	3,861	67,374	(103,735)	33,731	(13,613)	67,493
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,262	$4,798	$71,765	$384,335	$66,872	$20	$117,530

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Janus Aspen Series Balanced Service Shares (1)	Lord Abbett Bond Debenture Class VC (1)	MFS Total Return Series - Service Class	MFS Utilities Series Service Class (1)	PIMCO CommodityRealReturn Strategy - Advisor Class (1)	PIMCO Global Multi-Asset- Advisor Class	Van Eck VIP Global Hard Assets Class S (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$13,926	$14,472	$4,290	$632	$13	$69,708	$19
EXPENSES
Mortality and expense risk fees	8,678	2,042	3,828	215	36	26,895	1,099
Net Investment Income (Loss)	5,248	12,430	462	417	(23)	42,813	(1,080)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(2,009)	3,698	2,517	(478)	(288)	(93,742)	(4,015)
Capital gain distributions from mutual fund investments (2)	34,748	5,473	-	562	-	-	74
Realized Gain (Loss) on Investments	32,739	9,171	2,517	84	(288)	(93,742)	(3,941)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	76,810	(10,004)	49,827	1,101	(241)	(161,738)	11,368
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,797	$11,597	$52,806	$1,602	($552)	($212,667)	$6,347

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012
	Cash Management		Diversified Bond		Floating Rate Income (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($181,510)	($217,775)	($29,255)	$43,492	($2,060)
Realized gain (loss) on investments	13,015	18,433	(47,538)	(285,360)	244
Change in net unrealized appreciation (depreciation) on investments	(13,045)	(18,626)	16,994	461,551	10,305
Net Increase (Decrease) in Net Assets Resulting from Operations	(181,540)	(217,968)	(59,799)	219,683	8,489
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	296,333	686,196	2,285	41,170	-
Transfers between variable and fixed accounts, net	(916,770)	(1,229,761)	(293,000)	(791,932)	499,065
Contract charges and deductions	(212,395)	(601,047)	(44,815)	(95,184)	(276)
Surrenders	(2,843,306)	(3,555,363)	(364,611)	(293,722)	(49,305)
Other	105	379	8	204	(17)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,676,033)	(4,699,596)	(700,133)	(1,139,464)	449,467
NET INCREASE (DECREASE) IN NET ASSETS	(3,857,573)	(4,917,564)	(759,932)	(919,781)	457,956
NET ASSETS
Beginning of Year or Period	15,466,280	20,383,844	2,723,005	3,642,786	-
End of Year or Period	$11,608,707	$15,466,280	$1,963,073	$2,723,005	$457,956

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($28,582)	$95,046	($353,499)	$1,564,269	($364,502)	$356,398
Realized gain (loss) on investments	(72,122)	(236,714)	192,150	113,574	(159,852)	5,694,269
Change in net unrealized appreciation (depreciation) on investments	169,742	317,237	1,742,094	1,978,498	(2,589,476)	(3,243,335)
Net Increase (Decrease) in Net Assets Resulting from Operations	69,038	175,569	1,580,745	3,656,341	(3,113,830)	2,807,332
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,590	9,904	197,443	195,659	294,206	193,674
Transfers between variable and fixed accounts, net	903,122	(893,446)	(754,157)	2,098,999	(4,053,928)	803,536
Contract charges and deductions	(31,935)	(31,320)	(400,757)	(797,186)	(584,187)	(1,061,500)
Surrenders	(425,820)	(103,576)	(2,366,840)	(2,397,355)	(2,394,001)	(3,666,238)
Other	1	7	126	673	(743)	1,511
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	449,958	(1,018,431)	(3,324,185)	(899,210)	(6,738,653)	(3,729,017)
NET INCREASE (DECREASE) IN NET ASSETS	518,996	(842,862)	(1,743,440)	2,757,131	(9,852,483)	(921,685)
NET ASSETS
Beginning of Year	2,377,439	3,220,301	29,565,434	26,808,303	33,693,844	34,615,529
End of Year	$2,896,435	$2,377,439	$27,821,994	$29,565,434	$23,841,361	$33,693,844

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Inflation Protected		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,311)	($4,613)	($864,956)	$2,942,006	($57,401)	($22,284)
Realized gain (loss) on investments	(3,654)	3,523	938,218	742,148	175	17,764
Change in net unrealized appreciation (depreciation) on investments	(25,547)	18,152	(2,526,512)	3,413,985	19,334	92,388
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,512)	17,062	(2,453,250)	7,098,139	(37,892)	87,868
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	89	596,451	799,947	324,059	19,449
Transfers between variable and fixed accounts, net	56,847	(248,155)	(5,020,806)	(2,661,353)	897,843	(124,152)
Contract charges and deductions	(413)	(745)	(1,850,790)	(2,407,513)	(99,663)	(168,809)
Surrenders	(15,173)	(27,875)	(5,869,496)	(7,794,028)	(532,410)	(378,857)
Other	(6)	20	(322)	1,674	2	192
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	41,255	(276,666)	(12,144,963)	(12,061,273)	589,831	(652,177)
NET INCREASE (DECREASE) IN NET ASSETS	8,743	(259,604)	(14,598,213)	(4,963,134)	551,939	(564,309)
NET ASSETS
Beginning of Year	234,860	494,464	76,533,958	81,497,092	4,342,286	4,906,595
End of Year	$243,603	$234,860	$61,935,745	$76,533,958	$4,894,225	$4,342,286

	Emerging Markets Debt (1)		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,646)	$1,451	($93,176)	($82,572)	($116,195)	($14,227)
Realized gain (loss) on investments	(6,889)	2	339,585	644,468	113,490	110,327
Change in net unrealized appreciation (depreciation) on investments	(11,642)	1,315	1,608,696	555,731	2,550,266	1,113,629
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,177)	2,768	1,855,105	1,117,627	2,547,561	1,209,729
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,385	-	5,300	27,494	75,241	18,684
Transfers between variable and fixed accounts, net	182,714	77,609	(47,570)	(817,330)	798,880	(253,977)
Contract charges and deductions	(419)	(38)	(28,412)	(230,185)	(224,605)	(214,809)
Surrenders	(6,958)	(535)	(665,008)	(914,848)	(568,221)	(806,996)
Other	(5)	(7)	1,225	908	1,922	758
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	176,717	77,029	(734,465)	(1,933,961)	83,217	(1,256,340)
NET INCREASE (DECREASE) IN NET ASSETS	155,540	79,797	1,120,640	(816,334)	2,630,778	(46,611)
NET ASSETS
Beginning of Year or Period	79,797	-	7,088,250	7,904,584	8,113,568	8,160,179
End of Year or Period	$235,337	$79,797	$8,208,890	$7,088,250	$10,744,346	$8,113,568

(1)	Operations commenced on May 15, 2012.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($82,174)	$35,393	($104,432)	$28,066	($744,316)	$573,323
Realized gain on investments	71,364	293,963	268,435	259,579	3,509,784	2,278,485
Change in net unrealized appreciation on investments	1,866,887	434,313	1,918,018	709,155	12,877,190	4,537,329
Net Increase in Net Assets Resulting from Operations	1,856,077	763,669	2,082,021	996,800	15,642,658	7,389,137
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	43,314	8,957	62,925	47,789	545,150	329,377
Transfers between variable and fixed accounts, net	1,348,490	446,047	(297,248)	(350,497)	(495,158)	(1,497,855)
Contract charges and deductions	(172,623)	(68,922)	(102,744)	(220,723)	(1,488,630)	(1,382,222)
Surrenders	(634,670)	(427,391)	(541,119)	(658,060)	(4,952,845)	(4,360,583)
Other	499	759	1,221	681	2,446	586
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	585,010	(40,550)	(876,965)	(1,180,810)	(6,389,037)	(6,910,697)
NET INCREASE (DECREASE) IN NET ASSETS	2,441,087	723,119	1,205,056	(184,010)	9,253,621	478,440
NET ASSETS
Beginning of Year	5,391,400	4,668,281	7,845,999	8,030,009	53,967,929	53,489,489
End of Year	$7,832,487	$5,391,400	$9,051,055	$7,845,999	$63,221,550	$53,967,929

	Focused 30		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($56,561)	($54,449)	($787,139)	($232,901)	($55,645)	($54,000)
Realized gain on investments	265,839	541,647	434,191	21,629,342	349,929	597,023
Change in net unrealized appreciation (depreciation) on investments	1,047,350	335,414	18,258,759	(11,901,139)	1,043,830	45,860
Net Increase in Net Assets Resulting from Operations	1,256,628	822,612	17,905,811	9,495,302	1,338,114	588,883
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	17,062	41,895	550,641	556,178	21,036	55,321
Transfers between variable and fixed accounts, net	(116,704)	56,635	(2,870,791)	(2,356,378)	(1,804,257)	1,412,950
Contract charges and deductions	(47,523)	(119,390)	(1,720,398)	(1,338,690)	(52,367)	(38,003)
Surrenders	(448,410)	(366,834)	(5,701,294)	(4,798,800)	(268,950)	(348,055)
Other	434	724	3,400	725	1,399	719
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(595,141)	(386,970)	(9,738,442)	(7,936,965)	(2,103,139)	1,082,932
NET INCREASE (DECREASE) IN NET ASSETS	661,487	435,642	8,167,369	1,558,337	(765,025)	1,671,815
NET ASSETS
Beginning of Year	4,309,865	3,874,223	60,279,707	58,721,370	4,987,087	3,315,272
End of Year	$4,971,352	$4,309,865	$68,447,076	$60,279,707	$4,222,062	$4,987,087

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($198,767)	$91,523	($17,288)	($6,884)	($905,117)	($169,742)
Realized gain on investments	356,465	534,613	19,657	191,364	2,284,465	3,597,720
Change in net unrealized appreciation (depreciation) on investments	4,030,945	1,291,619	384,269	(2,293)	17,738,837	6,542,347
Net Increase in Net Assets Resulting from Operations	4,188,643	1,917,755	386,638	182,187	19,118,185	9,970,325
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	383,068	145,892	4,320	8,001	480,468	392,184
Transfers between variable and fixed accounts, net	563,164	(136,295)	459,416	(347,206)	(3,029,276)	(1,509,101)
Contract charges and deductions	(453,711)	(366,281)	(2,572)	(3,991)	(1,502,139)	(1,468,259)
Surrenders	(1,233,517)	(1,394,438)	(141,700)	(59,047)	(5,555,288)	(5,532,510)
Other	1,836	815	(42)	115	1,310	497
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(739,160)	(1,750,307)	319,422	(402,128)	(9,604,925)	(8,117,189)
NET INCREASE (DECREASE) IN NET ASSETS	3,449,483	167,448	706,060	(219,941)	9,513,260	1,853,136
NET ASSETS
Beginning of Year	13,807,894	13,640,446	969,827	1,189,768	68,055,589	66,202,453
End of Year	$17,257,377	$13,807,894	$1,675,887	$969,827	$77,568,849	$68,055,589

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($186,421)	($86,822)	($93,894)	($73,827)	($30,690)	$912
Realized gain (loss) on investments	330,238	3,150,356	409,555	2,519,359	(5,993)	39,530
Change in net unrealized appreciation (depreciation) on investments	4,267,809	(2,200,461)	1,711,232	(1,942,807)	627,548	64,568
Net Increase in Net Assets Resulting from Operations	4,411,626	863,073	2,026,893	502,725	590,865	105,010
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	160,407	91,557	44,675	76,556	24,648	9,265
Transfers between variable and fixed accounts, net	319,984	(755,599)	(504,135)	(1,603,737)	2,001,987	377,572
Contract charges and deductions	(342,968)	(279,937)	(87,880)	(97,032)	(8,973)	(5,918)
Surrenders	(1,144,365)	(1,311,268)	(554,282)	(702,683)	(122,057)	(156,906)
Other	2,726	1,219	632	258	(221)	154
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,004,216)	(2,254,028)	(1,100,990)	(2,326,638)	1,895,384	224,167
NET INCREASE (DECREASE) IN NET ASSETS	3,407,410	(1,390,955)	925,903	(1,823,913)	2,486,249	329,177
NET ASSETS
Beginning of Year	13,535,110	14,926,065	7,275,748	9,099,661	1,032,187	703,010
End of Year	$16,942,520	$13,535,110	$8,201,651	$7,275,748	$3,518,436	$1,032,187

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($18,223)	$2,270	($109,670)	($99,314)	($170,810)	($29,435)
Realized gain on investments	30,087	107,330	228,673	1,497,048	267,067	755,291
Change in net unrealized appreciation (depreciation) on investments	414,553	57,395	2,293,393	(476,419)	4,117,284	932,950
Net Increase in Net Assets Resulting from Operations	426,417	166,995	2,412,396	921,315	4,213,541	1,658,806
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,502	1,719	71,231	51,524	166,143	67,119
Transfers between variable and fixed accounts, net	924,017	(341,559)	473,203	(613,909)	552,170	(358,497)
Contract charges and deductions	(8,833)	(32,379)	(173,287)	(192,099)	(306,122)	(285,539)
Surrenders	(269,104)	(74,737)	(1,007,602)	(916,484)	(939,700)	(1,111,425)
Other	(2)	232	667	352	(51)	(280)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	662,580	(446,724)	(635,788)	(1,670,616)	(527,560)	(1,688,622)
NET INCREASE (DECREASE) IN NET ASSETS	1,088,997	(279,729)	1,776,608	(749,301)	3,685,981	(29,816)
NET ASSETS
Beginning of Year	1,084,656	1,364,385	7,876,974	8,626,275	11,895,700	11,925,516
End of Year	$2,173,653	$1,084,656	$9,653,582	$7,876,974	$15,581,681	$11,895,700
	Small-Cap Value		Value Advantage (1)		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($78,692)	$37,392	($501)		($126,202)	($86,203)
Realized gain on investments	19,680	745,073	31		160,124	349,419
Change in net unrealized appreciation (depreciation) on investments	1,704,339	(258,476)	12,946		4,169,243	1,080,282
Net Increase in Net Assets Resulting from Operations	1,645,327	523,989	12,476		4,203,165	1,343,498
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	72,594	37,543	-		91,051	62,656
Transfers between variable and fixed accounts, net	368,878	(366,432)	134,568		1,750,470	638,730
Contract charges and deductions	(68,914)	(78,018)	(176)		(140,387)	(112,563)
Surrenders	(368,265)	(693,251)	(4,490)		(827,090)	(540,291)
Other	765	320	(13)		(56)	293
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,058	(1,099,838)	129,889		873,988	48,825
NET INCREASE (DECREASE) IN NET ASSETS	1,650,385	(575,849)	142,365		5,077,153	1,392,323
NET ASSETS
Beginning of Year or Period	5,442,185	6,018,034	-		6,939,238	5,546,915
End of Year or Period	$7,092,570	$5,442,185	$142,365		$12,016,391	$6,939,238

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012
	Real Estate		Technology		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($108,812)	($11,736)	($20,912)	($27,330)	($213,288)	($93,142)
Realized gain on investments	662,527	636,614	144,428	207,545	1,778,894	2,179,691
Change in net unrealized appreciation (depreciation) on investments	(501,605)	569,412	201,815	(86,710)	(371,524)	1,266,169
Net Increase in Net Assets Resulting from Operations	52,110	1,194,290	325,331	93,505	1,194,082	3,352,718
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	94,235	78,001	16,360	13,447	103,929	112,766
Transfers between variable and fixed accounts, net	(575,277)	72,457	(33,506)	(13,136)	(1,675,000)	1,154,408
Contract charges and deductions	(141,052)	(206,184)	(108,625)	(36,693)	(657,378)	(288,079)
Surrenders	(739,949)	(941,464)	(330,900)	(222,224)	(1,861,709)	(1,822,911)
Other	(277)	69	(120)	18	841	1,349
Net Decrease in Net Assets Derived from Contract Owner Transactions	(1,362,320)	(997,121)	(456,791)	(258,588)	(4,089,317)	(842,467)
NET INCREASE (DECREASE) IN NET ASSETS	(1,310,210)	197,169	(131,460)	(165,083)	(2,895,235)	2,510,251
NET ASSETS
Beginning of Year	8,638,332	8,441,163	1,911,521	2,076,604	19,704,007	17,193,756
End of Year	$7,328,122	$8,638,332	$1,780,061	$1,911,521	$16,808,772	$19,704,007
	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($150,464)	$30,793	($16,058)	$23,432	($431,157)	$700,816
Realized gain (loss) on investments	466,208	304,579	109,760	(2,914)	(65,094)	(966,108)
Change in net unrealized appreciation on investments	1,569,764	1,991,857	209,795	154,870	6,870,131	5,297,153
Net Increase in Net Assets Resulting from Operations	1,885,508	2,327,229	303,497	175,388	6,373,880	5,031,861
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	53,265	89,107	13,451	11,141	335,186	280,907
Transfers between variable and fixed accounts, net	(824,617)	(34,049)	(552,606)	412,120	(1,219,536)	(542,587)
Contract charges and deductions	(169,099)	(336,745)	(20,678)	(15,030)	(902,665)	(810,052)
Surrenders	(1,002,879)	(1,283,250)	(81,402)	(107,152)	(2,683,786)	(2,572,390)
Other	1,660	2,143	384	468	754	211
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,941,670)	(1,562,794)	(640,851)	301,547	(4,470,047)	(3,643,911)
NET INCREASE (DECREASE) IN NET ASSETS	(56,162)	764,435	(337,354)	476,935	1,903,833	1,387,950
NET ASSETS
Beginning of Year	12,711,919	11,947,484	1,408,567	931,632	34,018,696	32,630,746
End of Year	$12,655,757	$12,711,919	$1,071,213	$1,408,567	$35,922,529	$34,018,696

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012
	Currency Strategies (1)		Global Absolute Return (2)		Precious Metals (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($347)	($5)	($1,306)	($4)	($320)	($11)
Realized gain (loss) on investments	(240)	-	(8,366)	-	(10,978)	(1)
Change in net unrealized appreciation (depreciation) on investments	(450)	35	351	49	(1,914)	(474)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,037)	30	(9,321)	45	(13,212)	(486)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	6,595	-	48	-
Transfers between variable and fixed accounts, net	47,337	3,034	113,914	8,323	96,485	7,068
Contract charges and deductions	(72)	(1)	(190)	(1)	(56)	(1)
Surrenders	(357)	-	(3,539)	-	(178)	(117)
Other	(2)	-	8	(1)	(4)	-
Net Increase in Net Assets Derived from Contract Owner Transactions	46,906	3,033	116,788	8,321	96,295	6,950
NET INCREASE IN NET ASSETS	45,869	3,063	107,467	8,366	83,083	6,464
NET ASSETS
Beginning of Year or Period	3,063	-	8,366	-	6,464	-
End of Year or Period	$48,932	$3,063	$115,833	$8,366	$89,547	$6,464

	American Funds Asset Allocation		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($81,720)	$16,506	($9,667)	$1,693	($41,516)	$1,202
Realized gain on investments	8,432	82,526	9,748	29,221	2,733	64,226
Change in net unrealized appreciation on investments	1,353,967	236,600	62,487	35,026	454,772	229,446
Net Increase in Net Assets Resulting from Operations	1,280,679	335,632	62,568	65,940	415,989	294,874
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,774	5,286	79	90	559	2,197
Transfers between variable and fixed accounts, net	7,140,247	1,246,108	(27,006)	(56,886)	991,568	543,153
Contract charges and deductions	(109,619)	(12,071)	(125,422)	(2,115)	(85,391)	(503,661)
Surrenders	(1,523,905)	(81,994)	(90,009)	(66,701)	(224,946)	(133,623)
Other	(322)	(17)	5	1	(76)	(12)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,513,175	1,157,312	(242,353)	(125,611)	681,714	(91,946)
NET INCREASE (DECREASE) IN NET ASSETS	6,793,854	1,492,944	(179,785)	(59,671)	1,097,703	202,928
NET ASSETS
Beginning of Year	2,765,600	1,272,656	898,444	958,115	2,828,709	2,625,781
End of Year	$9,559,454	$2,765,600	$718,659	$898,444	$3,926,412	$2,828,709

(1)	Operations commenced on November 8, 2012.
(2)	Operations commenced on December 14, 2012.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($40,993)	$6,974	($598,748)	$547,621	($804,320)	$650,319
Realized gain on investments	40,801	89,338	573,813	522,001	884,635	390,690
Change in net unrealized appreciation on investments	581,728	223,309	863,535	3,465,243	4,195,048	5,481,940
Net Increase in Net Assets Resulting from Operations	581,536	319,621	838,600	4,534,865	4,275,363	6,522,949
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	74,879	15,950	226,154	523,335	405,721	1,258,156
Transfers between variable and fixed accounts, net	(65,442)	371,890	(2,965,867)	(2,812,071)	(2,902,442)	943,320
Contract charges and deductions	(9,062)	(7,003)	(1,487,756)	(4,149,903)	(1,978,610)	(2,357,282)
Surrenders	(155,014)	(97,738)	(3,153,434)	(2,848,723)	(4,370,158)	(4,467,926)
Other	(25)	(28)	338	544	2,055	(1,700)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(154,664)	283,071	(7,380,565)	(9,286,818)	(8,843,434)	(4,625,432)
NET INCREASE (DECREASE) IN NET ASSETS	426,872	602,692	(6,541,965)	(4,751,953)	(4,568,071)	1,897,517
NET ASSETS
Beginning of Year	3,040,731	2,438,039	51,245,429	55,997,382	66,607,864	64,710,347
End of Year	$3,467,603	$3,040,731	$44,703,464	$51,245,429	$62,039,793	$66,607,864

	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,262,700)	$1,283,818	($1,484,307)	$467,258	($584,169)	$38,301
Realized gain on investments	1,939,461	928,950	1,342,109	662,631	652,853	190,819
Change in net unrealized appreciation on investments	19,662,880	17,435,884	17,774,762	12,954,421	8,210,567	5,790,589
Net Increase in Net Assets Resulting from Operations	19,339,641	19,648,652	17,632,564	14,084,310	8,279,251	6,019,709
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,463,204	2,099,955	1,426,146	1,080,056	449,456	526,581
Transfers between variable and fixed accounts, net	71,326	1,138,467	450,965	(9,423,653)	(1,650,977)	(2,573,860)
Contract charges and deductions	(3,489,517)	(5,428,954)	(1,742,551)	(1,029,958)	(251,371)	(474,405)
Surrenders	(12,653,376)	(13,627,597)	(9,532,352)	(7,238,695)	(2,740,444)	(5,408,063)
Other	1,200	19,851	(1,300)	(1,866)	(897)	677
Net Decrease in Net Assets Derived from Contract Owner Transactions	(14,607,163)	(15,798,278)	(9,399,092)	(16,614,116)	(4,194,233)	(7,929,070)
NET INCREASE (DECREASE) IN NET ASSETS	4,732,478	3,850,374	8,233,472	(2,529,806)	4,085,018	(1,909,361)
NET ASSETS
Beginning of Year	177,889,202	174,038,828	115,279,322	117,809,128	44,980,538	46,889,899
End of Year	$182,621,680	$177,889,202	$123,512,794	$115,279,322	$49,065,556	$44,980,538

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2013	Period Ended December 31, 2013

	Invesco V.I. Balanced-Risk Allocation Series II		American Century VP Mid Cap Value Class II (1)	American Funds IS Global Growth Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,278)	($33,877)	$261	$85
Realized gain (loss) on investments	376,868	30,312	2,546	(3)
Change in net unrealized appreciation (depreciation) on investments	(445,827)	632,327	33,443	322
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,237)	628,762	36,250	404
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	76,431	304,842	29,840	-
Transfers between variable and fixed accounts, net	(3,750,100)	1,480,190	298,749	10,092
Contract charges and deductions	(57,305)	(40,683)	(375)	(2)
Surrenders	(770,190)	(793,783)	(5,487)	(991)
Other	192	(974)	(20)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,500,972)	949,592	322,707	9,099
NET INCREASE (DECREASE) IN NET ASSETS	(4,578,209)	1,578,354	358,957	9,503
NET ASSETS
Beginning of Year or Period	7,862,040	6,283,686	-	-
End of Year or Period	$3,283,831	$7,862,040	$358,957	$9,503

	American Funds IS International Growth and Income Fund Class 4 (1)		American Funds IS New World Fund Class 4 (1)	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$625		$12	$-
Realized gain (loss) on investments	405		-	-
Change in net unrealized appreciation (depreciation) on investments	(328)		8	-
Net Increase (Decrease) in Net Assets Resulting from Operations	702		20	-
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		3	-
Transfers between variable and fixed accounts, net	25,378		1,190	39,947
Contract charges and deductions	(5)		-	-
Surrenders	-		-	-
Other	-		-	-
Net Increase in Net Assets Derived from Contract Owner Transactions	25,373		1,193	39,947
NET INCREASE IN NET ASSETS	26,075		1,213	39,947
NET ASSETS
Beginning of Period	-		-	-
End of Period	$26,075		$1,213	$39,947

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Period Ended December 31, 2013	Year Ended December 31, 2013	Year/Period Ended December 31, 2012
	BlackRock Global Allocation V.I. Class III		Fidelity VIP Contrafund Service Class 2 (1)	Fidelity VIP FundsManager 60% Service Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($36,056)	$31,505	$1,840	($10)	$176
Realized gain on investments	969,830	86,881	2,055	2,803	114
Change in net unrealized appreciation on investments	1,330,293	1,419,704	168,375	5,469	567
Net Increase in Net Assets Resulting from Operations	2,264,067	1,538,090	172,270	8,262	857
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	31,763	71,550	9	-	-
Transfers between variable and fixed accounts, net	(35,639)	(34,230)	1,254,427	29,043	41,674
Contract charges and deductions	(231,261)	(309,032)	(1,022)	(588)	(526)
Surrenders	(1,333,678)	(1,445,245)	(10,478)	(3,548)	(2,365)
Other	(11)	(60)	(48)	-	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,568,826)	(1,717,017)	1,242,888	24,907	38,781
NET INCREASE (DECREASE) IN NET ASSETS	695,241	(178,927)	1,415,158	33,169	39,638
NET ASSETS
Beginning of Year or Period	18,237,147	18,416,074	-	39,638	-
End of Year or Period	$18,932,388	$18,237,147	$1,415,158	$72,807	$39,638

	First Trust/Dow Jones Dividend & Income Allocation (3)		Franklin Rising Dividends Securities Class 2 (1)	Franklin Templeton VIP Founding Funds Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($79)	$157	$2,674	$168,406	$22,620
Realized gain on investments	1,016	47	1,717	319,664	7,439
Change in net unrealized appreciation (depreciation) on investments	3,861	(98)	67,374	(103,735)	168,375
Net Increase in Net Assets Resulting from Operations	4,798	106	71,765	384,335	198,434
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,969	-	-	5,111	15,858
Transfers between variable and fixed accounts, net	28,147	25,401	689,630	397,319	36,294
Contract charges and deductions	(79)	(13)	(994)	(10,316)	(8,946)
Surrenders	-	-	(7,769)	(171,459)	(93,156)
Other	(2)	-	(43)	(35)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	40,035	25,388	680,824	220,620	(49,959)
NET INCREASE IN NET ASSETS	44,833	25,494	752,589	604,955	148,475
NET ASSETS
Beginning of Year or Period	25,494	-	-	1,631,934	1,483,459
End of Year or Period	$70,327	$25,494	$752,589	$2,236,889	$1,631,934

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on May 2, 2012.
(3)	Operations commenced on October 3, 2012.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended December 31, 2013	Period Ended December 31, 2013	Year Ended December 31, 2013	Year Ended December 31, 2012
	Mutual Global Discovery Securities Class 2 (1)	Templeton Global Bond Securities Class 2 (1)	GE Investments Total Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,913	$13,446	$315	$791
Realized gain on investments	29,228	187	49,722	788
Change in net unrealized appreciation (depreciation) on investments	33,731	(13,613)	67,493	101,425
Net Increase in Net Assets Resulting from Operations	66,872	20	117,530	103,004
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	39,193	252	2,085
Transfers between variable and fixed accounts, net	741,594	798,110	39,203	(360,402)
Contract charges and deductions	(572)	(995)	(3,853)	(50,019)
Surrenders	(10,125)	(83,894)	(48,569)	(29,048)
Other	(54)	(31)	(10)	12
Net Increase (decrease) in Net Assets Derived from Contract Owner Transactions	730,843	752,383	(12,977)	(437,372)
NET INCREASE (DECREASE) IN NET ASSETS	797,715	752,403	104,553	(334,368)
NET ASSETS
Beginning of Year or Period	-	-	890,867	1,225,235
End of Year or Period	$797,715	$752,403	$995,420	$890,867

	Janus Aspen Series Balanced Service Shares (1)	Lord Abbett Bond Debenture Class VC (1)	MFS Total Return Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,248	$12,430	$462	$3,036
Realized gain on investments	32,739	9,171	2,517	754
Change in net unrealized appreciation (depreciation) on investments	76,810	(10,004)	49,827	9,381
Net Increase in Net Assets Resulting from Operations	114,797	11,597	52,806	13,171
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	2,494	1,749
Transfers between variable and fixed accounts, net	2,497,458	295,810	352,180	156,007
Contract charges and deductions	(3,139)	(384)	(964)	(475)
Surrenders	(27,044)	(12,891)	(34,190)	(39,891)
Other	(175)	(9)	(19)	52
Net Increase in Net Assets Derived from Contract Owner Transactions	2,467,100	282,526	319,501	117,442
NET INCREASE IN NET ASSETS	2,581,897	294,123	372,307	130,613
NET ASSETS
Beginning of Year or Period	-	-	165,056	34,443
End of Year or Period	$2,581,897	$294,123	$537,363	$165,056

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended December 31, 2013	Period Ended December 31, 2013	Year Ended December 31, 2013	Year Ended December 31, 2012
	MFS Utilities Series - Service Class (1)	PIMCO CommodityRealReturn Strategy - Advisor Class (1)	PIMCO Global Multi-Asset - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$417	($23)	$42,813	$51,638
Realized gain (loss) on investments	84	(288)	(93,742)	(9,241)
Change in net unrealized appreciation (depreciation) on investments	1,101	(241)	(161,738)	144,314
Net Increase (Decrease) in Net Assets Resulting from Operations	1,602	(552)	(212,667)	186,711
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	3,088	14,085
Transfers between variable and fixed accounts, net	21,315	5,739	(768,794)	205,988
Contract charges and deductions	(224)	(6)	(6,814)	(177,429)
Surrenders	(438)	(10)	(191,008)	(204,666)
Other	-	-	28	83
Net Increase (decrease) in Net Assets Derived from Contract Owner Transactions	20,653	5,723	(963,500)	(161,939)
NET INCREASE (DECREASE) IN NET ASSETS	22,255	5,171	(1,176,167)	24,772
NET ASSETS
Beginning of Year or Period	-	-	2,607,332	2,582,560
End of Year or Period	$22,255	$5,171	$1,431,165	$2,607,332

	Van Eck VIP Global Hard Assets Class S (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,080)
Realized loss on investments	(3,941)
Change in net unrealized appreciation on investments	11,368
Net Increase in Net Assets Resulting from Operations	6,347
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-
Transfers between variable and fixed accounts, net	154,061
Contract charges and deductions	(134)
Surrenders	(3,180)
Other	(4)
Net Increase in Net Assets Derived from Contract Owner Transactions	150,743
NET INCREASE IN NET ASSETS	157,090
NET ASSETS
Beginning of Period	-
End of Period	$157,090

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Cash Management
2013	$15.24	761,759	$11,608,707	0.00%	1.25%	(1.24%)
2012 (5)	15.43	1,002,282	15,466,280	0.00%	1.25%	(1.25%)
2011	15.63	1,304,507	20,383,844	0.00%	1.25%	(1.24%)
2010	15.82	1,605,133	25,396,084	0.01%	1.25%	(1.29%)
2009	16.03	1,798,904	28,835,154	0.23%	1.25%	(1.07%)
Diversified Bond
2013	$12.51	156,958	$1,963,073	0.00%	1.25%	(2.38%)
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
2010	11.44	3,686,019	42,174,409	3.08%	1.25%	6.70%
2009	10.72	3,157,660	33,859,752	3.55%	1.25%	12.72%
Floating Rate Income (6)
06/26/2013 - 12/31/2013	$10.14	45,171	$457,956	0.00%	1.25%	2.67%
Floating Rate Loan
2013	$9.86	293,722	$2,896,435	0.00%	1.25%	3.23%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
2010	8.84	1,922,479	16,992,984	4.75%	1.25%	5.94%
2009	8.34	1,930,879	16,110,114	4.68%	1.25%	22.76%
High Yield Bond
2013	$43.96	632,839	$27,821,994	0.00%	1.25%	5.91%
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
2010	35.69	1,235,013	44,081,453	7.60%	1.25%	13.10%
2009	31.56	1,498,986	47,305,416	8.04%	1.25%	38.14%
Inflation Managed
2013	$36.32	656,381	$23,841,361	0.00%	1.25%	(10.05%)
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
2010	33.69	2,637,433	88,857,498	1.98%	1.25%	7.43%
2009	31.36	2,894,117	90,764,171	3.98%	1.25%	19.30%
Inflation Protected
2013	$9.99	24,394	$243,603	0.00%	1.25%	(10.59%)
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
2013	$39.93	1,551,193	$61,935,745	0.00%	1.25%	(3.42%)
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
2010	36.87	4,234,652	156,120,903	3.55%	1.25%	7.61%
2009	34.26	4,069,186	139,414,784	6.63%	1.25%	19.51%
Short Duration Bond
2013	$11.03	443,908	$4,894,225	0.00%	1.25%	(0.85%)
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)
2010	10.95	2,525,202	27,658,912	1.48%	1.25%	2.12%
2009	10.73	2,392,610	25,662,985	2.93%	1.25%	7.31%
Emerging Markets Debt
2013	$10.13	23,222	$235,337	0.00%	1.25%	(7.60%)
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
American Funds Growth
2013	$17.57	467,343	$8,208,890	0.00%	1.25%	28.02%
2012	13.72	516,622	7,088,250	0.16%	1.25%	15.99%
2011	11.83	668,236	7,904,584	0.13%	1.25%	(5.84%)
2010 (5)	12.56	1,574,473	19,779,551	0.00%	1.25%	16.79%
2009	10.76	1,953,330	21,010,534	0.11%	1.25%	37.14%
American Funds Growth-Income
2013	$16.20	663,178	$10,744,346	0.00%	1.25%	31.34%
2012	12.34	657,753	8,113,568	1.08%	1.25%	15.61%
2011	10.67	764,776	8,160,179	0.53%	1.25%	(3.45%)
2010 (5)	11.05	2,193,802	24,244,117	0.00%	1.25%	9.65%
2009	10.08	2,722,673	27,441,185	1.18%	1.25%	29.11%

See Notes to Financial Statements	See explanation of references on page H-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year	At the End of Each Year
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Comstock
2013	$15.57	503,064	$7,832,487	0.00%	1.25%	33.90%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
2010	10.27	3,093,025	31,776,612	1.23%	1.25%	13.99%
2009	9.01	3,551,562	32,009,797	1.41%	1.25%	27.08%
Dividend Growth
2013	$16.50	548,398	$9,051,055	0.00%	1.25%	28.50%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%
2010	11.13	1,858,339	20,687,941	1.03%	1.25%	9.40%
2009	10.18	1,309,439	13,325,042	1.39%	1.25%	30.76%
Equity Index
2013	$55.98	1,129,437	$63,221,550	0.00%	1.25%	30.28%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
2010	37.37	2,287,042	85,469,973	1.82%	1.25%	13.38%
2009	32.96	3,139,035	103,465,005	1.78%	1.25%	24.79%
Focused 30
2013	$17.12	290,357	$4,971,352	0.00%	1.25%	31.86%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
2010	11.97	545,899	6,532,376	0.00%	1.25%	8.98%
2009	10.98	929,056	10,201,671	0.00%	1.25%	48.56%
Growth
2013	$52.65	1,300,050	$68,447,076	0.00%	1.25%	32.54%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
2010	36.67	2,369,940	86,901,471	1.08%	1.25%	9.86%
2009	33.38	2,733,071	91,223,474	1.06%	1.25%	35.58%
Large-Cap Growth
2013	$10.60	398,220	$4,222,062	0.00%	1.25%	35.77%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
2010	6.70	2,856,504	19,139,717	0.00%	1.25%	13.11%
2009	5.92	3,284,127	19,455,329	0.07%	1.25%	38.75%
Large-Cap Value
2013	$20.82	828,977	$17,257,377	0.00%	1.25%	30.61%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
2010	13.41	3,814,488	51,138,304	1.49%	1.25%	7.73%
2009	12.44	4,475,859	55,701,254	2.07%	1.25%	21.60%
Long/Short Large-Cap
2013	$13.68	122,492	$1,675,887	0.00%	1.25%	33.45%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)
2010	9.14	2,344,045	21,423,569	0.83%	1.25%	10.83%
2009	8.25	2,434,755	20,077,823	0.84%	1.25%	25.98%
Main Street Core
2013	$48.51	1,599,031	$77,568,849	0.00%	1.25%	30.13%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
2010	32.51	2,799,029	90,989,994	1.04%	1.25%	14.70%
2009	28.34	2,281,914	64,672,468	1.44%	1.25%	27.75%
Mid-Cap Equity
2013	$30.41	557,139	$16,942,520	0.00%	1.25%	34.52%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
2010	22.82	1,758,352	40,131,438	0.92%	1.25%	21.96%
2009	18.71	2,171,221	40,631,358	0.98%	1.25%	37.92%
Mid-Cap Growth
2013	$13.24	619,568	$8,201,651	0.00%	1.25%	31.44%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
2010	10.42	2,431,397	25,336,155	0.19%	1.25%	31.66%
2009	7.91	2,714,633	21,485,026	0.35%	1.25%	57.35%

See Notes to Financial Statements	See explanation of references on page H-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Mid-Cap Value
2013	$21.88	160,813	$3,518,436	0.00%	1.25%	32.23%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
2010	15.71	1,054,128	16,562,010	1.01%	1.25%	19.69%
05/01/2009 - 12/31/2009	13.13	1,251,900	16,432,926	1.00%	1.25%	31.26%
Small-Cap Equity
2013	$22.84	95,166	$2,173,653	0.00%	1.25%	33.77%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)
2010	15.63	866,847	13,548,201	0.73%	1.25%	18.62%
2009	13.18	792,321	10,439,659	0.69%	1.25%	28.60%
Small-Cap Growth
2013	$17.90	539,359	$9,653,582	0.00%	1.25%	32.21%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
2010	12.69	1,333,115	16,918,868	0.00%	1.25%	24.45%
2009	10.20	1,608,775	16,406,069	0.00%	1.25%	45.61%
Small-Cap Index
2013	$25.67	606,957	$15,581,681	0.00%	1.25%	36.56%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
2010	17.38	956,268	16,621,056	0.87%	1.25%	24.85%
2009	13.92	1,057,562	14,722,923	1.14%	1.25%	26.60%
Small-Cap Value
2013	$33.42	212,234	$7,092,570	0.00%	1.25%	30.84%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
2010	23.04	621,102	14,311,187	2.08%	1.25%	23.78%
2009	18.61	693,576	12,910,736	2.41%	1.25%	25.60%
Value Advantage (6)
08/15/2013 - 12/31/2013	$11.58	12,290	$142,365	0.00%	1.25%	10.00%
Health Sciences
2013	$29.80	403,193	$12,016,391	0.00%	1.25%	54.55%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
2010	14.05	369,573	5,194,074	0.00%	1.25%	21.81%
2009	11.54	317,079	3,658,365	0.12%	1.25%	25.65%
Real Estate
2013	$39.51	185,476	$7,328,122	0.00%	1.25%	0.45%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
2010	32.70	462,474	15,123,360	1.32%	1.25%	28.92%
2009	25.36	568,251	14,413,581	2.06%	1.25%	30.63%
Technology
2013	$7.29	244,057	$1,780,061	0.00%	1.25%	20.98%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
2010	6.07	574,639	3,486,400	0.00%	1.25%	20.00%
2009	5.06	718,684	3,633,723	0.00%	1.25%	50.68%
Emerging Markets
2013	$34.47	487,635	$16,808,772	0.00%	1.25%	7.40%
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
2010	33.01	1,343,082	44,336,387	1.10%	1.25%	25.44%
2009	26.32	1,586,387	41,746,577	0.88%	1.25%	82.50%
International Large-Cap
2013	$13.35	948,003	$12,655,757	0.00%	1.25%	16.95%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
2010	10.63	3,981,627	42,311,463	1.07%	1.25%	9.01%
2009	9.75	4,715,557	45,970,234	1.53%	1.25%	31.95%
International Small-Cap
2013	$11.10	96,535	$1,071,213	0.00%	1.25%	26.50%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%)
2010	8.58	1,510,280	12,963,051	2.59%	1.25%	23.31%
2009	6.96	1,681,809	11,706,762	1.38%	1.25%	28.66%

See Notes to Financial Statements	See explanation of references on page H-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
International Value
2013	$19.14	1,876,566	$35,922,529	0.00%	1.25%	20.17%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%)
2010	15.92	3,749,310	59,678,140	2.61%	1.25%	1.31%
2009	15.71	4,493,350	70,594,800	2.09%	1.25%	26.41%
Currency Strategies
2013	$10.10	4,847	$48,932	0.00%	1.25%	2.43%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Global Absolute Return
2013	$9.71	11,926	$115,833	0.00%	1.25%	(2.38%)
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Precious Metals
2013	$4.32	20,735	$89,547	0.00%	1.25%	(49.47%)
11/08/2012 - 12/31/2012	8.55	756	6,464	0.00%	1.25%	(10.68%)
American Funds Asset Allocation
2013	$19.69	485,400	$9,559,454	0.00%	1.25%	21.75%
2012	16.18	170,975	2,765,600	2.00%	1.25%	14.27%
2011	14.15	89,909	1,272,656	3.18%	1.25%	(0.33%)
2010	14.20	89,750	1,274,548	0.00%	1.25%	10.65%
02/05/2009 - 12/31/2009	12.83	71,185	913,637	2.64%	1.25%	25.86%
Pacific Dynamix - Conservative Growth
2013	$14.64	49,082	$718,659	0.00%	1.25%	8.03%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
2010	12.34	77,191	952,544	2.77%	1.25%	8.91%
05/13/2009 - 12/31/2009	11.33	32,676	370,226	4.97%	1.25%	12.67%
Pacific Dynamix - Moderate Growth
2013	$16.30	240,931	$3,926,412	0.00%	1.25%	13.52%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%)
2010	13.11	145,899	1,912,718	2.15%	1.25%	10.53%
08/12/2009 - 12/31/2009	11.86	46,388	550,183	4.63%	1.25%	7.39%
Pacific Dynamix - Growth
2013	$18.04	192,266	$3,467,603	0.00%	1.25%	19.48%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%)
2010	13.86	118,153	1,637,677	1.79%	1.25%	12.41%
05/04/2009 - 12/31/2009	12.33	27,389	337,729	1.32%	1.25%	20.04%
Portfolio Optimization Conservative
2013	$10.92	4,094,974	$44,703,464	0.00%	1.25%	1.76%
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%)
Portfolio Optimization Moderate-Conservative
2013	$11.30	5,489,534	$62,039,793	0.00%	1.25%	6.82%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%)
Portfolio Optimization Moderate
2013	$11.58	15,775,486	$182,621,680	0.00%	1.25%	11.34%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%)
Portfolio Optimization Growth
2013	$11.84	10,431,350	$123,512,794	0.00%	1.25%	16.00%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%)
Portfolio Optimization Aggressive-Growth
2013	$11.93	4,112,410	$49,065,556	0.00%	1.25%	19.36%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%)
Invesco V.I. Balanced-Risk Allocation Series II
2013	$16.30	201,455	$3,283,831	1.11%	1.25%	0.16%
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%
2010	13.63	19,477	265,562	0.14%	1.25%	7.96%
02/12/2009 - 12/31/2009	12.63	17,071	215,595	4.54%	1.25%	25.09%

See Notes to Financial Statements	See explanation of references on page H-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
American Century VP Mid Cap Value Class II (6)
03/12/2013 - 12/31/2013	$12.57	28,554	$358,957	1.39%	1.25%	17.27%
American Funds IS Global Growth Fund Class 4 (6)
11/18/2013 - 12/31/2013	$10.59	897	$9,503	See Note (7)	1.25%	4.47%
American Funds IS International Growth and Income Fund Class 4 (6)
11/18/2013 - 12/31/2013	$10.26	2,541	$26,075	See Note (7)	1.25%	2.15%
American Funds IS New World Fund Class 4 (6)
11/01/2013 - 12/31/2013	$10.17	119	$1,213	See Note (7)	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (6)
12/31/2013 - 12/31/2013	$9.86	4,053	$39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
2013	$11.96	1,583,145	$18,932,388	1.05%	1.25%	12.99%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%)
2010	10.24	1,899,483	19,451,951	1.14%	1.25%	8.40%
2009	9.45	1,853,531	17,510,800	2.36%	1.25%	19.42%
Fidelity VIP Contrafund Service Class 2 (6)
01/04/2013 - 12/31/2013	$12.60	112,321	$1,415,158	1.51%	1.25%	25.76%
Fidelity VIP FundsManager 60% Service Class 2
2013	$11.96	6,089	$72,807	1.23%	1.25%	16.92%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
First Trust/Dow Jones Dividend & Income Allocation
2013	$11.53	6,102	$70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%)
Franklin Rising Dividends Securities Class 2 (6)
02/14/2013 - 12/31/2013	$12.54	60,032	$752,589	2.01%	1.25%	19.70%
Franklin Templeton VIP Founding Funds Allocation Class 4
2013	$12.47	179,389	$2,236,889	10.10%	1.25%	22.14%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%)
2010	9.24	195,736	1,809,180	2.14%	1.25%	8.87%
2009	8.49	199,163	1,690,857	3.08%	1.25%	28.45%
Mutual Global Discovery Securities Class 2 (6)
02/19/2013 - 12/31/2013	$12.39	64,389	$797,715	2.47%	1.25%	17.89%
Templeton Global Bond Securities Class 2 (6)
01/22/2013 - 12/31/2013	$9.98	75,384	$752,403	4.62%	1.25%	(0.33%)
GE Investments Total Return Class 3
2013	$16.25	61,263	$995,420	1.28%	1.25%	13.22%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%)
2010	13.53	78,316	1,059,448	2.50%	1.25%	8.01%
02/19/2009 - 12/31/2009	12.52	20,734	259,693	3.64%	1.25%	28.72%
Janus Aspen Series Balanced Service Shares (6)
04/12/2013 - 12/31/2013	$11.68	221,049	$2,581,897	1.99%	1.25%	10.41%
Lord Abbett Bond Debenture Class VC (6)
02/07/2013 - 12/31/2013	$10.64	27,643	$294,123	8.81%	1.25%	5.50%
MFS Total Return Series - Service Class
2013	$12.22	43,969	$537,363	1.40%	1.25%	17.26%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%)
MFS Utilities Series - Service Class (6)
02/04/2013 - 12/31/2013	$11.67	1,907	$22,255	3.66%	1.25%	14.95%
PIMCO CommodityRealReturn Strategy - Advisor Class (6)
02/05/2013 - 12/31/2013	$8.40	616	$5,171	0.44%	1.25%	(18.17%)
PIMCO Global Multi-Asset - Advisor Class
2013	$10.16	140,824	$1,431,165	3.24%	1.25%	(9.05%)
2012	11.17	233,329	2,607,332	3.22%	1.25%	7.42%
2011	10.40	248,260	2,582,560	1.86%	1.25%	(3.02%)
05/12/2010 - 12/31/2010	10.73	143,217	1,536,177	5.78%	1.25%	9.10%
Van Eck VIP Global Hard Assets Class S (6)
01/22/2013 - 12/31/2013	$10.64	14,766	$157,090	0.02%	1.25%	4.16%

See Notes to Financial Statements	See explanation of references on page H-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages H-21 through H-25

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than other years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(7)	Subsequent to commencement of operations, the American Funds IS Global Growth Fund Class 4, American Funds IS International Growth and Income Fund Class 4, and American Funds IS New World Fund Class 4 Variable Accounts received their annual distributions. The annualized investment income ratios were 9.01%, 29.26%, and 7.57%, respectively. Prior to annualization, the ratios were 1.06%, 3.45%, and 1.20%, respectively.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2013 is comprised of seventy-two subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and Van Eck VIP Trust (collectively, the “Funds”). Seventy of the seventy-two Variable Accounts are presented in the Schedule of Investments in Section G of this brochure. The American Funds IS Managed Risk Asset-Allocation FundSM Class P2 and Fidelity VIP Strategic Income Service Class 2 Variable Accounts (see below) had no investment as of December 31, 2013 and therefore are not presented in the Schedule of Investments.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) eighteen new Variable Accounts, all of which commenced operations during 2013 except the American Funds IS Managed Risk Asset-Allocation Fund Class P2 and Fidelity VIP Strategic Income Service Class 2 Variable Accounts:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on

Floating Rate Income	June 26, 2013	Franklin Rising Dividends Securities Class 2	February 14, 2013
Value Advantage	August 15, 2013	Mutual Global Discovery Securities Class 2	February 19, 2013
American Century VP Mid Cap Value Class II	March 12, 2013	Templeton Global Bond Securities Class 2	January 22, 2013
American Funds IS Global Growth Fund Class 4	November 18, 2013	Janus Aspen Series Balanced Service Shares	April 12, 2013
American Funds IS International Growth and Income Fund Class 4	November 18, 2013	Lord Abbett Bond Debenture Class VC	February 7, 2013
American Funds IS New World Fund Class 4	November 1, 2013	MFS Utilities Series - Service Class	February 4, 2013
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	December 31, 2013	PIMCO CommodityRealReturn Strategy - Advisor Class	February 5, 2013
Fidelity VIP Contrafund Service Class 2	January 4, 2013	Van Eck VIP Global Hard Assets Class S	January 22, 2013

The Growth Variable Account and Growth Portfolio were formerly named Growth LT Variable Account and Growth LT Portfolio, respectively.

On October 17, 2013, the SEC approved the substitution of Service Shares of the Janus Aspen Series Balanced Portfolio (the “Replacement Portfolio”), the underlying portfolio for the Janus Aspen Series Balanced Service Shares Variable Account (the “Replacement Variable Account)”, for Class B shares of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio (the “Replaced Portfolio”), the underlying portfolio for the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account (the “Replaced Variable Account”). Any units that remained in the Replaced Variable Account after the close of business on November 15, 2013 (the “Substitution Date”) were transferred to the Replacement Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net assets values of the Replacement Portfolio and Replaced Portfolio, as of the close of business on the Substitution Date. The Replaced Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of Pacific Select Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2013.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2013, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.05% to 0.95% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2013, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$10,043,123	$13,900,778	American Funds Growth	$681,500	$1,510,335
Diversified Bond	327,397	1,056,793	American Funds Growth-Income	1,647,059	1,681,157
Floating Rate Income (1)	523,975	76,551	Comstock	2,574,619	2,072,877
Floating Rate Loan	1,778,909	1,357,534	Dividend Growth	1,146,876	2,129,498
High Yield Bond	4,975,944	8,654,103	Equity Index	2,863,768	9,999,192
Inflation Managed	568,552	7,671,157	Focused 30	879,572	1,531,625
Inflation Protected	108,842	70,891	Growth	367,349	10,895,596
Managed Bond	1,294,275	14,304,539	Large-Cap Growth	673,999	2,834,188
Short Duration Bond	1,650,798	1,118,369	Large-Cap Value	2,050,266	2,989,811
Emerging Markets Debt	264,024	89,947	Long/Short Large-Cap	776,131	473,811

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Main Street Core	$251,288	$10,763,119	Portfolio Optimization Moderate	8,411,048	25,278,940
Mid-Cap Equity	2,165,537	3,359,338	Portfolio Optimization Growth	3,737,825	14,619,351
Mid-Cap Growth	1,107,425	2,303,036	Portfolio Optimization Aggressive-Growth	$1,049,526	$5,827,103
Mid-Cap Value	2,896,730	1,031,836	Invesco V.I. Balanced-Risk Allocation Series II	902,211	5,291,003
Small-Cap Equity	1,362,763	718,308	American Century VP Mid Cap Value Class II (1)	476,034	152,984
Small-Cap Growth	1,143,095	1,888,971	American Funds IS Global Growth Fund Class 4 (1)	10,191	1,007
Small-Cap Index	1,959,298	2,658,332	American Funds IS International Growth and Income Fund Class 4 (1)	26,434	30
Small-Cap Value	1,352,593	1,426,799	American Funds IS New World Fund Class 4 (1)	1,207	2
Value Advantage (1)	134,543	5,141	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (1)	39,947	-
Health Sciences	3,569,458	2,821,774	BlackRock Global Allocation V.I. Class III	2,122,085	2,966,916
Real Estate	1,107,576	2,578,803	Fidelity VIP Contrafund Service Class 2 (1)	1,390,561	145,426
Technology	324,329	802,045	Fidelity VIP FundsManager 60% Service Class 2	65,488	38,243
Emerging Markets	980,168	5,283,378	First Trust/Dow Jones Dividend & Income Allocation	46,139	5,197
International Large-Cap	757,269	2,851,289	Franklin Rising Dividends Securities Class 2 (1)	886,453	202,912
International Small-Cap	860,940	1,518,251	Franklin Templeton VIP Founding Funds Allocation Class 4	979,724	272,463
International Value	425,155	5,327,743	Mutual Global Discovery Securities Class 2 (1)	883,965	116,420
Currency Strategies	51,724	5,163	Templeton Global Bond Securities Class 2 (1)	915,267	144,656
Global Absolute Return	309,441	193,966	GE Investments Total Return Class 3	118,744	84,510
Precious Metals	141,362	45,383	Janus Aspen Series Balanced Service Shares (1)	2,570,264	62,995
American Funds Asset Allocation	7,263,929	1,832,226	Lord Abbett Bond Debenture Class VC (1)	458,648	158,211
Pacific Dynamix - Conservative Growth	33,228	285,253	MFS Total Return Series - Service Class	401,968	81,985
Pacific Dynamix - Moderate Growth	1,001,448	361,174	MFS Utilities Series - Service Class (1)	39,964	18,332
Pacific Dynamix - Growth	570,376	766,022	PIMCO CommodityRealReturn Strategy - Advisor Class (1)	18,751	13,051
Portfolio Optimization Conservative	2,988,213	10,967,709	PIMCO Global Multi-Asset - Advisor Class	384,465	1,305,180
Portfolio Optimization Moderate-Conservative	3,787,208	13,434,763	Van Eck VIP Global Hard Assets Class S (1)	353,434	203,692

(1)	Operations commenced during 2013 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices (unadjusted) in active markets for identical holdings
Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3	–	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2013, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2013 and 2012 were as follows:

	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	758,102	(998,625)	(240,523)	744,503	(1,046,728)	(302,225)
Diversified Bond	33,573	(89,160)	(55,587)	91,357	(183,107)	(91,750)
Floating Rate Income (1)	52,848	(7,677)	45,171
Floating Rate Loan	200,974	(156,137)	44,837	32,992	(143,989)	(110,997)
High Yield Bond	149,183	(228,614)	(79,431)	180,969	(204,076)	(23,107)
Inflation Managed	47,476	(225,501)	(178,025)	126,471	(222,154)	(95,683)
Inflation Protected	10,007	(6,641)	3,366	55,764	(80,865)	(25,101)
Managed Bond	106,686	(406,725)	(300,039)	146,526	(450,769)	(304,243)
Short Duration Bond	169,025	(115,613)	53,412	89,417	(148,576)	(59,159)
Emerging Markets Debt (2)	24,846	(8,900)	15,946	7,342	(66)	7,276
American Funds Growth	58,567	(107,846)	(49,279)	103,748	(255,362)	(151,614)
American Funds Growth-Income	131,089	(125,664)	5,425	48,829	(155,852)	(107,023)
Comstock	219,244	(179,848)	39,396	127,126	(133,456)	(6,330)
Dividend Growth	99,756	(162,214)	(62,458)	102,812	(199,196)	(96,384)
Equity Index	83,468	(210,110)	(126,642)	59,882	(227,117)	(167,235)
Focused 30	76,106	(117,658)	(41,552)	100,694	(131,810)	(31,116)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Growth	26,046	(243,524)	(217,478)	41,844	(250,453)	(208,609)
Large-Cap Growth	98,015	(338,434)	(240,419)	387,474	(244,540)	142,934
Large-Cap Value	154,494	(191,854)	(37,360)	169,338	(286,821)	(117,483)
Long/Short Large-Cap	70,339	(42,445)	27,894	17,075	(57,813)	(40,738)
Main Street Core	32,098	(258,708)	(226,610)	55,970	(282,639)	(226,669)
Mid-Cap Equity	99,422	(141,020)	(41,598)	54,424	(155,648)	(101,224)
Mid-Cap Growth	123,334	(226,166)	(102,832)	224,929	(461,633)	(236,704)
Mid-Cap Value	159,199	(60,769)	98,430	78,505	(64,160)	14,345
Small-Cap Equity	74,705	(43,065)	31,640	27,846	(55,804)	(27,958)
Small-Cap Growth	97,815	(140,294)	(42,479)	106,564	(234,947)	(128,383)
Small-Cap Index	112,474	(138,302)	(25,828)	59,094	(153,852)	(94,758)
Small-Cap Value	56,141	(56,983)	(842)	33,034	(78,457)	(45,423)
Value Advantage (1)	12,707	(417)	12,290
Health Sciences	174,030	(130,680)	43,350	117,707	(114,873)	2,834
Real Estate	38,858	(73,002)	(34,144)	88,845	(115,514)	(26,669)
Technology	52,083	(125,085)	(73,002)	140,993	(188,361)	(47,368)
Emerging Markets	54,645	(180,921)	(126,276)	119,833	(148,823)	(28,990)
International Large-Cap	98,471	(264,110)	(165,639)	184,995	(337,906)	(152,911)
International Small-Cap	88,780	(152,819)	(64,039)	75,652	(40,348)	35,304
International Value	65,780	(324,788)	(259,008)	165,711	(413,531)	(247,820)
Currency Strategies (3)	5,087	(551)	4,536	311	-	311
Global Absolute Return (4)	31,252	(20,167)	11,085	841	-	841
Precious Metals (3)	28,630	(8,651)	19,979	770	(14)	756
American Funds Asset Allocation	417,144	(102,719)	314,425	170,119	(89,053)	81,066
Pacific Dynamix—Conservative Growth	2,552	(19,760)	(17,208)	13,524	(23,622)	(10,098)
Pacific Dynamix—Moderate Growth	64,708	(20,821)	43,887	48,557	(53,352)	(4,795)
Pacific Dynamix—Growth	36,246	(45,425)	(9,179)	30,168	(10,178)	19,990
Portfolio Optimization Conservative	338,777	(1,020,484)	(681,707)	681,745	(1,581,051)	(899,306)
Portfolio Optimization Moderate-Conservative	392,612	(1,198,799)	(806,187)	1,109,795	(1,558,248)	(448,453)
Portfolio Optimization Moderate	1,132,324	(2,465,810)	(1,333,486)	2,101,223	(3,662,191)	(1,560,968)
Portfolio Optimization Growth	527,439	(1,390,048)	(862,609)	388,238	(2,090,468)	(1,702,230)
Portfolio Optimization Aggressive-Growth	120,742	(508,343)	(387,601)	216,524	(1,051,870)	(835,346)
Invesco V.I. Balanced-Risk Allocation Series II	55,146	(336,774)	(281,628)	140,387	(79,167)	61,220
American Century VP Mid Cap Value Class II (1)	41,596	(13,042)	28,554
American Funds IS Global Growth Fund Class 4 (1)	995	(98)	897
American Funds IS International Growth and Income Fund Class 4 (1)	2,541	-	2,541
American Funds IS New World Fund Class 4 (1)	119	-	119
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (1)	4,053	-	4,053
BlackRock Global Allocation V.I. Class III	132,806	(272,839)	(140,033)	207,018	(373,531)	(166,513)
Fidelity VIP Contrafund Service Class 2 (1)	125,737	(13,416)	112,321
Fidelity VIP FundsManager 60% Service Class 2 (5)	5,648	(3,435)	2,213	4,167	(291)	3,876
First Trust/Dow Jones Dividend & Income Allocation (6)	4,065	(426)	3,639	7,291	(4,828)	2,463
Franklin Rising Dividends Securities Class 2 (1)	77,684	(17,652)	60,032
Franklin Templeton VIP Founding Funds Allocation Class 4	43,052	(23,519)	19,533	16,113	(21,531)	(5,418)
Mutual Global Discovery Securities Class 2 (1)	76,295	(11,906)	64,389
Templeton Global Bond Securities Class 2 (1)	89,621	(14,237)	75,384
GE Investments Total Return Class 3	4,107	(4,919)	(812)	5,200	(37,765)	(32,565)
Janus Aspen Series Balanced Service Shares (1)	227,180	(6,131)	221,049
Lord Abbett Bond Debenture Class VC (1)	42,667	(15,024)	27,643
MFS Total Return Series—Service Class	35,235	(7,103)	28,132	26,670	(14,453)	12,217
MFS Utilities Series—Service Class (1)	3,542	(1,635)	1,907
PIMCO CommodityRealReturn Strategy—Advisor Class (1)	1,926	(1,310)	616
PIMCO Global Multi-Asset—Advisor Class	37,419	(129,924)	(92,505)	64,961	(79,892)	(14,931)
Van Eck VIP Global Hard Assets Class S (1)	37,190	(22,424)	14,766

(1)	Operations commenced during 2013 (See Note 1).
(2)	Operations commenced on May 15, 2012.
(3)	Operations commenced on November 8, 2012.
(4)	Operations commenced on December 14, 2012.
(5)	Operations commenced on May 2, 2012.
(6)	Operations commenced on October 3, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index,

Focused 30, Growth (formerly named Growth LT), Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix—Conservative Growth, Pacific Dynamix—Moderate Growth, Pacific Dynamix—Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, American Century VP Mid Cap Value Class II, American Funds IS Global Growth FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, First Trust/Dow Jones Dividend & Income Allocation, Franklin Rising Dividends Securities Class 2, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Janus Aspen Series Balanced Service Shares, Lord Abbett Bond Debenture Class VC, MFS® Total Return Series—Service Class, MFS Utilities Series—Service Class, PIMCO CommodityRealReturn® Strategy—Advisor Class, PIMCO Global Multi-Asset—Advisor Class, and Van Eck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2013 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company as of December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2014

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports as of December 31, 2013 for:

• Pacific Select Fund

• Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Form No.	302-14A